Accounts receivable, net - Schedule of concentration of risk, accounts receivable, net (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 191,388,528	¥ 199,744,129	$ 30,033,036	¥ 188,099,873
Company A
Concentration Risk [Line Items]
Accounts receivable, net	¥ 21,191,007		3,325,331
Company A | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Company B
Concentration Risk [Line Items]
Accounts receivable, net	¥ 20,559,665	¥ 43,563,107	$ 3,226,260
Company B | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	22.00%